RELATED PARTY BALANCES AND TRANSACTIONS (Details - Related party transactions) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Research and development expense	$ 9,076	$ 8,972	$ 18,146	$ 17,931
Matchroom Platform [Member]
Related Party Transaction [Line Items]
Rent expense			178,041	176,106
Porta Capital [Member]
Related Party Transaction [Line Items]
Research and development expense			18,146	17,931
Porta Capital [Member] | Matchroom Platform [Member]
Related Party Transaction [Line Items]
Rent expense			57,461	56,781
Clicque [Member]
Related Party Transaction [Line Items]
Consultancy fees			0	34,934
Clicque [Member] | Matchroom Platform [Member]
Related Party Transaction [Line Items]
Rent expense			37	172
Bru Haas B [Member]
Related Party Transaction [Line Items]
Network bandwith expense			108,489	107,645
Bru Haas B [Member] | Matchroom Platform [Member]
Related Party Transaction [Line Items]
Rent expense			120,543	119,153
Ganesha [Member]
Related Party Transaction [Line Items]
Director fees			$ 6,858	$ 6,352